Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2018
Customers [Member]
Concentration Risk [Line Items]
Schedule of customers and suppliers
	For the Years Ended
	December 31,
Customer	2018		2017		2016

Customer A	*	%	*	%	12.00%
Customer B	*	%	10.89%		12.67%
* Less than 10%
Suppliers [Member]
Concentration Risk [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Supplier	2018		2017	2016
Supplier A	*	%	10.65%	14.12%
Supplier B	*	%	13.23%	13.39%
* Less than 10%